INVENTORIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Turnongreen Inc [Member]
At June 30, 2022 and December 31, 2021, inventories consist of:

At June 30, 2022 and December 31, 2021, inventories consist of:

	June 30, 2022	December 31, 2021
Finished products	$1,613,000	$652,000
Raw materials, parts and supplies	1,090,000	594,000
Total inventories, net of obsolescence	$2,703,000	$1,246,000

At December 31, 2021 and 2020, inventories consist of:

	December 31,
	2021	2020
Raw materials, parts and supplies	$594,000	$104,000
Finished products	652,000	228,000
Total inventories, net of obsolescence	$1,246,000	$332,000